Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 375,877	$ 327,274
Costs and expenses
Cost of revenue	319,625	290,212
Selling, general and administrative	82,586	91,337
Depreciation and amortization	23,587	25,709
(Gain) loss on aircraft sales and aircraft held for sale	(2,688)	2,795
Total costs and expenses	423,110	410,053
Loss from operations	(47,233)	(82,779)
Other income (expense)
Interest income	1,371	4,313
Interest expense	(21,395)	(21,183)
(Loss) gain on lease termination	(2,468)	133
Change in fair value of warrant liabilities	(1,430)	(1,467)
Loss on extinguishment of debt	(1,395)	0
Other income (expense)	5,473	(471)
Total other expense, net	(19,844)	(18,675)
Loss before income taxes	(67,077)	(101,454)
Income tax expense	37	41
Net loss	(67,114)	(101,495)
Less: Net loss attributable to redeemable noncontrolling interests	(50,529)	(73,384)
Less: Net income (loss) attributable to noncontrolling interests	1,007	(7,037)
Net loss attributable to flyExclusive, Inc.	(17,592)	(21,074)
Net loss attributable to common stockholders	(27,564)	(25,565)
Net loss attributable to common stockholders	$ (27,564)	$ (25,565)
Basic loss per share (in dollars per share)	$ (1.01)	$ (1.07)
Diluted loss per share	$ (1.01)	$ (1.07)
Weighted average common shares outstanding (basic)	27,237,904	23,809,490
Weighted average common shares outstanding (diluted)	27,237,904	23,809,490
Other comprehensive loss
Net loss attributable to flyExclusive, Inc.	$ (17,592)	$ (21,074)
Unrealized gains on available-for-sale debt securities	0	13
Comprehensive loss attributable to flyExclusive, Inc.	(17,592)	(21,061)
Series A Preferred Stock
Other income (expense)
Preferred Dividends	(4,166)	(3,258)
Series B Preferred stock
Other income (expense)
Preferred Dividends	$ (5,806)	$ (1,233)